Inventories (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Inventories [Abstract]
Goods in transit	$ 1,714,861	$ 3,005,549
Inventory provision	$ 346,033	$ 21,962	$ 780,366